Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Commitments
Schedule of long-term arrangements with commitments that are not recognized as liabilities

	December 31,	December 31,
	2024	2023
	$	$
Management services – officers	321,000	321,000